Post-Employment and Other Non-current Employee Benefits - Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Net defined benefit liability (asset) at beginning of period	$ 747	$ 912	$ 1,240
Recognized during the year (obligation liability and plan assets)	931	101	124
Actuarial (gains) losses arising from changes in financial assumptions	(185)	(148)	(375)
Actuarial gains arising from changes in demographic assumptions	0	(5)	1
Foreign exchange rate valuation (gain) loss	161	(101)	(78)
Effect on settlement	0	(12)	0
Net defined benefit liability (asset) at end of period	$ 1,654	$ 747	$ 912